Condensed Consolidated Interim Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Expenses
Research and development	$ 768,301	$ 667,263	$ 1,813,794	$ 1,178,837	$ 1,217,183	$ 747,502	$ 937,426	$ 637,661
Professional and consulting fees				601,491		407,941	574,875	250,943
General and administrative	372,342	603,770	1,303,540	549,947	1,177,029	205,248	302,353	345,293
Imputed interest expense (Note 6)	0	0	0	27,677	30,711	55,647	101,985	7,282
Interest expense	0	0	0	6,212	22,269	10,868	28,629	0
Depreciation (Note 5)	15,478	11,425	42,892	34,036	34,116	1,349	1,772	2,330
Other income	(5,533)	(122,753)	(23,156)	(46,026)	(624,790)	0	(495,271)	(306,450)
Share-based compensation expense (Notes 8(v) and 9)	26,724	13,550	1,695,919	112,573	70,679	0	0	0
Operating Income (Loss)	(1,177,312)	(1,173,255)	(4,832,989)	(2,464,747)	(1,927,197)	(1,428,555)	(1,451,769)	(937,059)
Net loss for the period / year	(1,177,312)	(1,173,255)	(4,832,989)	(2,464,747)	(1,927,197)	(1,428,555)	(1,451,769)	(937,059)
Foreign exchange translation adjustment for the period / year	0	(1,067)	24,799	(24,390)	(4,165)	(553)	18,284	23,013
Net loss and comprehensive loss for the period / year	$ (1,177,312)	$ (1,174,322)	$ (4,808,190)	$ (2,489,137)	$ (1,931,362)	$ (1,429,108)	$ (1,433,485)	$ (914,046)
Loss per share - basic and diluted (in dollars per share)	$ (0.02)	$ (0.02)	$ (0.07)	$ (0.16)	$ (0.04)	$ (0.12)	$ (0.12)	$ (0.09)
Weighted average number of shares outstanding - basic and diluted (in shares)	72,408,313	49,737,096	65,452,924	15,358,291	44,334,936	11,602,879	11,612,900	10,375,937